MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                            MFS(R) CASH RESERVE FUND
                             MFS(R) CORE GROWTH FUND
                          MFS(R) EMERGING GROWTH FUND*
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                       MFS(R) GOVERNMENT SECURITIES FUND*
                            MFS(R) HIGH INCOME FUND*
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND*
                          MFS(R) LIMITED MATURITY FUND*
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

                        Supplement to Current Prospectus

On February 24, 2004, the Board of Trustees overseeing the above-referenced funds approved MFS' proposal to reduce the management fees paid by these funds to MFS, effective March 1, 2004 and continuing through February 28, 2009, to the following annual rates (based on average daily net assets):

---------------------------------------------------- --------------------------------------------- ---------------------------------
                                                                 Management Fee Rates                     Management Fee Rates
                       Fund                                Before March 1, 2004 Reductions           After March 1, 2004 Reductions
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Bond Fund                                        0.39% of first $1.1 billion and               0.30%
                                                     0.38% in excess of $1.1 billion
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Capital Opportunities Fund                       0.75% of first $1.5 billion,                  0.66% of the first $3.0  billion,
                                                     0.65% of next $1.5 billion,**                 0.625% on the next $2.0  billion,
                                                     0.625% of next $2.0 billion,**                0.60% on the next $5.0  billion
                                                     0.60% of next $5.0 billion and**              and 0.575% in excess of $10.0
                                                     0.575% in excess of $10.0 billion**           billion
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Cash Reserve Fund                                0.45% (after 0.10% reduction)                 0.15%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Core Growth Fund                                 0.75%                                         0.65%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Emerging Growth Fund                             0.75% of first $2.5 billion,                  0.75% of the first $2.5 billion
                                                     0.70% of next $4.5 billion,                   and 0.60% in excess of $2.5
                                                     0.65% of next $8.0 billion and**              billion
                                                     0.625% in excess of $15.0 billion**
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Government Limited Maturity Fund                 0.40%                                         0.25%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Government Money Market Fund                     0.50% of first $300 million,                  0.15%
                                                     0.45% of next $400 million
                                                     0.40% of next $300 million and
                                                     0.35% in excess of $1.0 billion
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Government Mortgage Fund                         0.40% (after 0.05 % reduction)                0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Government Securities Fund                       0.35% (after 0.05% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS High Income Fund                                 0.46% of first $1.4 billion and               0.46% of the first $1.4 billion
                                                     0.44% in excess of $1.4 billion               and 0.39% in excess of $1.4
                                                                                                   billion
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS High Yield Opportunities Fund                    0.65%                                         0.50%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Intermediate Investment Grade Bond Fund          0.35% (after 0.15% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Limited Maturity Fund                            0.35% (after 0.05% reduction)                 0.25%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Money Market Fund                                0.50% of first $300 million,                  0.15%
                                                     0.45% of next $400 million
                                                     0.40% of next $300 million and
                                                     0.35% in excess of $1.0 billion
---------------------------------------------------- --------------------------------------------- ---------------------------------

--------------------
**After fee reduction

---------------------------------------------------- --------------------------------------------- ---------------------------------
                                                                 Management Fee Rates                     Management Fee Rates
                       Fund                                Before March 1, 2004 Reductions           After March 1, 2004 Reductions
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Municipal Bond Fund                              0.40% of first $1.3 billion,                  0.30%
                                                     0.37% in excess of $1.3 billion and
                                                     0.35% in excess of $2.0 billion
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Municipal High Income Fund                       0.60% of first $1.4 billion and               0.50%
                                                     0.57% in excess of $1.4 billion
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Municipal Income Fund                            0.40% (after 0.15% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Municipal Limited Maturity Fund                  0.30% (after 0.10% reduction)                 0.25%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Strategic Growth Fund                            0.75% on first $3.0 billion and               0.65%
                                                     0.70% in excess of $3.0 billion**
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Strategic Income Fund                            0.50% (after 0.15% reduction)                 0.40%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Strategic Value Fund                             0.75%                                         0.65%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Alabama Municipal Bond Fund                      0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Arkansas Municipal Bond Fund                     0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS California Municipal Bond Fund                   0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Florida Municipal Bond Fund                      0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Georgia Municipal Bond Fund                      0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Maryland Municipal Bond Fund                     0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Massachusetts Municipal Bond Fund                0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Mississippi Municipal Bond Fund                  0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS New York Municipal Bond Fund                     0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS North Carolina Municipal Bond Fund               0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Pennsylvania Municipal Bond Fund                 0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS South Carolina Municipal Bond Fund               0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Tennessee Municipal Bond Fund                    0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS Virginia Municipal Bond Fund                     0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------
---------------------------------------------------- --------------------------------------------- ---------------------------------
MFS West Virginia Municipal Bond Fund                0.35% (after 0.20% reduction)                 0.30%
---------------------------------------------------- --------------------------------------------- ---------------------------------

--------------------
**After fee reduction

These management fee reductions will remain in effect through February 28, 2009, after which date the management fees for these funds will be determined by agreement between the Board of Trustees overseeing the funds and MFS. MFS agreed to reduce its management fees in the aggregate amount of $25 million annually over the next five years and not to increase these management fees during this period as part of its settlement with the New York Attorney General concerning market timing and related matters. The management fee reductions discussed above implement this undertaking.



                  The date of this supplement is March 5, 2004.

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.